Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transactions
Amounts due to related parties				$ 84	¥ 548
Due from related parties		¥ 4,615		$ 15	98
Venture Glory
Related Party Transactions
Purchases from related party	¥ 3,000		¥ 2,800
Amounts due to related parties		0			0
Revenue from transactions with related party	800	5,000	¥ 1,000
Due from related parties		2,000			58
Jijingzhiyu
Related Party Transactions
Purchases from related party	1,400
Amounts due to related parties					¥ 500
36Kr Global Holding
Related Party Transactions
Expenses from transactions with related party	¥ 1,500
Due from related parties		¥ 1,700